Net Changes in Liabilities for Quality Assurances (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Product Liability Contingency [Line Items]
Liabilities for quality assurances at beginning of year	¥ 1,154,021	¥ 1,003,023	¥ 839,834
Payments made during year	(509,488)	(383,572)	(344,279)
Provision for quality assurances	686,006	524,442	491,542
Changes relating to pre-existing quality assurances	(25,619)	(7,248)	(8,383)
Other	23,996	17,376	24,309
Liabilities for quality assurances at end of year	¥ 1,328,916	¥ 1,154,021	¥ 1,003,023